Segment information (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of Operating Segments | segment	3
Cost of revenue	$ 37,807,297	$ 43,253,070	$ 21,532,319
Revenues	42,283,670	49,230,570	29,561,399
Gross profit	4,476,373	5,977,500	8,029,080
Interest Expenses	308,690	439,869	608,048
Capital expenditure	144,806	92,369	559,038
Segment assets	116,295,245	115,450,777
Segment profit	(10,022,228)	(9,659,283)	996,631
Operating Segments [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Cost of revenue	37,807,297	43,253,070	21,532,319
Gross profit	4,476,373	5,977,500	8,029,080
Interest Expenses	300,125	443,262	626,343
Depreciation & amortization	877,916	904,128	947,026
Capital expenditure	144,806	6,799,939	14,515,522
Segment assets	116,295,245	115,450,777	134,194,014
Segment profit	(10,022,228)	(9,659,283)	996,631
Consumer product
Revenues from External Customers and Long-Lived Assets [Line Items]
Cost of revenue	25,598,821	40,138,663	14,347,896
Gross profit	3,819,833	5,682,500	8,040,931
Interest Expenses	206,365	355,400	292,996
Depreciation & amortization	44,601	276,170	420,301
Capital expenditure	2,489	6,787,833	13,512,820
Segment assets	29,385,843	81,944,714	84,899,512
Segment profit	644,981	2,430,387	4,135,969
Trading [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Cost of revenue	11,813,003	2,270,766	3,290,089
Gross profit	668,020	1,108,939	486,753
Interest Expenses	93,760	71,979	126,030
Depreciation & amortization	0	0	0
Capital expenditure	0	0	209,721
Segment assets	77,389,793	9,487,143	7,777,390
Segment profit	1,571,390	(83,910)	(134,511)
EV [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Cost of revenue	395,473	843,641	3,894,334
Gross profit	(11,480)	(813,939)	(498,604)
Interest Expenses		15,883	207,317
Depreciation & amortization	633,315	627,958	526,725
Capital expenditure	142,317	12,106	792,981
Segment assets	9,519,609	24,018,920	41,517,112
Segment profit	(12,238,599)	(12,005,760)	(3,004,827)
External customers [Member] | Operating Segments [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	42,283,670	49,230,570	29,561,399
External customers [Member] | Consumer product
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	29,418,654	45,821,163	22,388,827
External customers [Member] | Trading [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	12,481,023	3,379,705	3,776,842
External customers [Member] | EV [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	383,993	29,702	3,395,730
Intersegment [Member] | Operating Segments [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	(2,926,739)	(1,005,029)	(7,790,931)
Intersegment [Member] | Consumer product
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ (2,926,739)	$ (1,005,029)	$ (7,790,931)